Business combinations, other acquisitions and investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business combinations, other acquisitions and investments
Share of profit (loss) of associates accounted for using equity method	$ (996)	$ 7,108	$ (970)
Purchased call options
Business combinations, other acquisitions and investments
Percentage of remaining ownership interests to be acquired		51.00%
Purchase price calculated as a percentage of difference between current assets and liabilities		51.00%
Navinten S.A.
Business combinations, other acquisitions and investments
Share of profit (loss) of associates accounted for using equity method	$ (263)	$ 7,292
Navinten S.A.
Business combinations, other acquisitions and investments
Percentage of additional share capital purchased		49.00%
Purchase consideration for the business combination		$ 3,400
Fair value of net assets acquired		4,100
Proceeds from sale of equity interest in subsidiary		7,300
Single lumpsum amount receivable from buyer, on fulfillment certain performance metrics		5,500
Navinten S.A. | Share of profit (loss) of associates and joint ventures
Business combinations, other acquisitions and investments
Gain relating to the business combination		$ 700